Schedule I—Parent Company only Condensed Financial Information - Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss) [Line Items]
Share of (loss) earnings in subsidiaries	$ (3,835,690)	$ 1,796,702	$ 2,360,929
Other-Than-Temporary Impairment	(1,121,382)
General and administrative expenses	(722,123)	(290,000)	(227,741)
Non-operating revenue	113
Net (loss) income	(5,679,082)	1,506,702	2,133,188
Foreign currency translation adjustment	(37,187)	(133,740)	(479,845)
Comprehensive (loss)income	$ (5,716,269)	$ 1,372,962	$ 2,613,033